Note 4 - Summary of Significant Accounting Policies - Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Indefinite intangible asset	$ 77,090	$ 77,090
Istaroxime Drug Candidate [Member]
Indefinite intangible asset	22,340	22,340
Rostafuroxin Drug Candidate [Member]
Indefinite intangible asset	$ 54,750	$ 54,750